Intangible Assets (Details) - Schedule of changes in the value of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	$ 250,002	$ 218,415
Gross, ending balance	284,534	250,002
Accumulated amortization, beginning balance	(176,613)	(151,492)
Accumulated amortization ,ending balance	201,997	(176,613)
Acquisitions	35,170	32,860
Disposals and impairment	(638)	(1,227)
Other		(46)
Year’s amortization	(25,384)	(26,348)
Other changes		1,227
Licenses [Member]
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	35,997	37,224
Gross, ending balance	35,997	35,997
Accumulated amortization, beginning balance	(35,997)	(37,142)
Accumulated amortization ,ending balance	(35,997)	(35,997)
Acquisitions
Disposals and impairment		(1,227)
Other
Year’s amortization		(82)
Other changes		1,227
Software development [Member]
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	214,005	181,191
Gross, ending balance	248,537	214,005
Accumulated amortization, beginning balance	(140,616)	(114,350)
Accumulated amortization ,ending balance	(166,000)	(140,616)
Acquisitions	35,170	32,860
Disposals and impairment	(638)
Other		(46)
Year’s amortization	(25,384)	(26,266)
Other changes